GAMING SUBCONCESSION, NET - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of gaming subconcession, year 2015	$ 57,237
Amortization of gaming subconcession, year 2016	57,237
Amortization of gaming subconcession, year 2017	57,237
Amortization of gaming subconcession, year 2018	57,237
Amortization of gaming subconcession, year 2019	57,237
Amortization of gaming subconcession, year 2020	57,237
Amortization of gaming subconcession, year 2021	57,237
Amortization of gaming subconcession, year 2022	$ 27,135